Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value
Amount Registered | shares	4,778,774
Proposed Maximum Offering Price per Unit	43.25
Maximum Aggregate Offering Price	$ 206,681,975.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,542.78
Offering Note	The amount registered represents additional shares of the Registrant's common stock that became available for issuance under the Crinetics Pharmaceuticals, Inc. 2018 Incentive Award Plan (the "2018 Plan"), pursuant to the evergreen provision of the 2018 Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also registers an indeterminate number of additional shares that may be issued pursuant to the 2018 Plan as a result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the common stock covered by this Registration Statement have been estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 19, 2026, which date is within five business days prior to filing this Registration Statement.